Related Party Transactions (Details) - Husky Midstream Limited Partnership - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of transactions between related parties [line items]
Share of equity investment			35.00%
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	$ 49	$ 56	$ 112	$ 133
Purchases of goods, related party transactions	$ 67	$ 64	$ 205	$ 197